ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended											7 Months Ended	12 Months Ended
	Dec. 11, 2020 $ / shares	Dec. 31, 2020 USD ($) Share	Oct. 31, 2020 USD ($)	Sep. 30, 2020 AUD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) Share	May 22, 2020 USD ($) Share $ / shares	Feb. 29, 2020 USD ($)	Aug. 31, 2019 CAD ($)	Jun. 30, 2019 $ / shares shares	Feb. 28, 2006	Dec. 31, 2020 USD ($) Share shares	May 31, 2020 USD ($) Share shares
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition													$ 4,416,619	$ 3,683,997
Wharf acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross Value Return ("GVR") royalty interest percentage						1.00%
Purchase price of agreement						$ 1,000,000
Number of common shares issued for acquisitions of royalty interests | shares						899,201							899,201
Share price per share | $ / shares						$ 5.52
Transaction costs on acquisition						$ 149,102
Fosterville acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross Value Return ("GVR") royalty interest percentage				2.50%	2.50%
Purchase price of acquisition				$ 6
Purchase price of acquisition paid in cash				$ 2
Number of common shares issued for acquisitions of royalty interests | shares				467,730	467,730								467,730
Share price per share | $ / shares				$ 8.10
Transaction costs on acquisition					$ 86,010
La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest			1.00%
Purchase price of acquisition paid in cash			$ 600,000
Purchase price of agreement			1,000,000
Common shares issued for acquisitions of royalty interests			400,000
Transaction costs on acquisition			$ 45,032
Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Cash transferred		$ 1,000,000											$ 1,000,000
Number of common shares issued for acquisitions | Share		401,875											401,875
Considerations paid		$ 5,295,429
Share price per share | $ / shares	$ 10.23
Genesis and GSI acquisitions [Member] | Big Springs [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		2.00%
Genesis and GSI acquisitions [Member] | Caldera [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		1.00%
Genesis and GSI acquisitions [Member] | Golden Dome [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		2.00%
Genesis and GSI acquisitions [Member] | Encumbered Golden Dome Claims [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		1.00%
Genesis and GSI acquisitions [Member] | Green Springs [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		2.00%
Genesis and GSI acquisitions [Member] | Pine Valley [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		3.00%
Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Cash transferred							$ 2,147,523	$ 2,000,000						$ 2,147,523
Number of common shares issued for acquisitions | Share							357,121	357,121						357,121
Considerations paid							$ 4,436,939
Share price per share | $ / shares								$ 5.90
Idaho Resources Corp. acquisition [Member] | Anglo/zeke [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross overriding return ("GOR") royalties percentage payable							0.50%
Idaho Resources Corp. acquisition [Member] | Red Hill [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Gross overriding return ("GOR") royalties percentage payable							1.50%
NuevaUnión acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest									2.00%
Purchase price of agreement									$ 8,000,000
Percentage of total consideration									25.00%
Cash and common shares paid									$ 2,000,000
Acquisition costs									49,518
NuevaUnión acquisition [Member] | On Closing/Signing [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash									750,000
NuevaUnión acquisition [Member] | February 2021 [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash									250,000
NuevaUnión acquisition [Member] | Payable upon the achievement of commercial production/certain milestones [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash									500,000
Purchase price of agreement payable in shares									$ 500,000
Alamos royalty portfolio acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares														2,574
Acquisition costs														$ 57,675
Alamos royalty portfolio acquisition [Member] | Biricu [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest											2.00%
Number of common shares issued for acquisitions of royalty interests | shares											2,574
Share price per share | $ / shares											$ 3.31
Tower Mountain project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
Result of Independent Mineral Resource Estimation report												inferred resource of 151,000 ounces in a bulk tonnage model within 7,150,000 tonnes at an average grade of 0.66 grams per tonne gold.
Proceeds from sale of project										$ 150,000
Fifteen Mile Stream (FMS) acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										3.00%
Purchase price of agreement										$ 2,000,000
Acquisition costs										30,067
Fifteen Mile Stream (FMS) acquisition [Member] | On Closing/Signing [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash										500,000
Fifteen Mile Stream (FMS) acquisition [Member] | Payable upon the achievement of commercial production/certain milestones [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash										$ 1,500,000